Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees to judicial process R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees to judicial process [Line Items]
Total	R$ 1,296
Tax [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees to judicial process [Line Items]
Total	700
Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees to judicial process [Line Items]
Total	91
Civil and Others [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees to judicial process [Line Items]
Total	R$ 505